FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates payments. As of December 31, 2022, we have interest rate swaps whereby the floating rate (3-months LIBOR) on a notional principal amount of $500 million (December 31, 2021: $500 million) are swapped to fixed rate. Credit risk exists to the extent that the counterparties are unable to perform under the swap contracts but this risk is considered remote as the counterparties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap contracts as of December 31, 2022 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.94%
Receiving floating, pay fixed	50,000	March 2020	March 2027	0.74%
Receiving floating, pay fixed	50,000	April 2022*	December 2027	2.17%
Receiving floating, pay fixed	50,000	July 2022*	September 2030	1.77%
	500,000
*SOFR-based forward-looking swaps: first payment date for the interest rate swaps is September 2024.

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are fully settled in cash through what we consider reputable clearing houses on a daily basis, as such there are no balances relating to FFAs on the Consolidated Balance Sheets. Credit risk exists to the extent that our counterparties are unable to perform under the FFA contracts but this risk is considered remote as well as participants post collateral security for their positions.
As of December 31, 2022, we had long positions through FFA of net 735 days with maturity in 2023.
Bunker derivatives
We enter into cargo contracts from time to time. We are therefore exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. To hedge the risk of fluctuating bunker prices, we sometimes enter into bunker swap agreements. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the bunker contracts but this risk is considered remote as the counterparties are usually what we consider well established banks or other well-known institutions in the market.

As of December 31, 2022, we had outstanding bunker swap agreements for about 26.8 thousand metric tonnes. As of December 31, 2021, we had no outstanding bunker swap agreements.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars for personnel costs and administrative expenses, and Euro for some of our scrubber equipment investments. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. Due to the exposure of currency fluctuations we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are what we consider major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts but this risk is considered remote as the counterparties are what we consider well established banks.

As of December 31, 2022, we had contracts to swap USD to NOK for a notional amount of $0.2 million. As of December 31, 2021, we had contracts to swap USD to NOK for a notional amount of $2.4 million.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments as of December 31, 2022 and December 31, 2021 are as follows:

		2022	2022	2021	2021
(in thousands of $)	Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	1	134,784	134,784	197,032	197,032
Restricted cash	1	3,289	3,289	12,985	12,985
Marketable securities	1	2,187	2,187	1,684	1,684
Related party shareholder loans	2	837	837	6,187	6,187
Derivative assets	2	33,123	33,123	2,679	2,679
Liabilities
Long-term debt - floating	2	1,131,506	1,131,506	1,273,723	1,273,723
Derivative liabilities	2	1,313	1,313	10,364	10,364
There have been no transfers between different levels in the fair value hierarchy in 2022 and 2021.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.
•Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.
•Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.
•Shareholder loans - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on an annual basis.
•Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.
•Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2022, the value of Golden Ice, Golden Cecilie, Golden Cathrine, Golden Empress, Golden Enterprise and Golden Endeavour, two Ultramax vessels and four Panamax vessels sold to unrelated third parties in 2022, were measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements.

In June 2021, we closed the Vessel Acquisitions with Hemen and recorded the cost of vessels and newbuildings acquired based on the fair value of the total consideration paid.

During the year ended December 31, 2021, fair value of unfavorable time charter contracts acquired as part of the Vessel Acquisitions, was measured at fair value. The fair value was based on level three inputs and calculated as the net present value of the difference in cash flows arising over the period of the contracts between the expected cash flows from the contracts and expected cash flows from comparable contracts at the acquisition date.

During the year ended December 31, 2021, the values of Golden Saguenay, Golden Opportunity and Golden Endurer, all Panamax vessels sold in 2021 to unrelated parties, were measured at fair value. The fair values were based on level three inputs and the expected market values based on sales agreements.

During the year ended December 31, 2020, our right of use assets were impaired and accordingly measured at fair value on a nonrecurring basis. The fair value was based on level three inputs. As at March 31, 2020, at the time when impairment tests were performed, operating lease right of use assets were measured at a combined fair value of $119.3 million and finance lease right of use assets were measured at a combined fair value of $25.0 million. The fair value of right of use assets is derived on an asset by asset basis by estimating the future undiscounted cash flows from the right of use assets earned over the remaining lease term of our operating and finance leases.

In calculating discounted cash flows, we must make significant assumptions related to future charter rates, additional earnings due to scrubber installations, ship operating expenses, utilization and drydocking requirements. All of these assumptions are significant unobservable inputs based on historical trends as well as future expectations. Specifically, in estimating future charter rates, management takes into consideration rates currently in effect for existing time charters and estimated daily time charter equivalent rates for each vessel class for the number of days over the remaining lease term. The estimated daily time charter equivalent rates used are based on a combination of (i) forward freight market rates and (ii) an estimate of implied charter rates based on the broker values received from third party brokers. The implied rate is a calculated rate for each vessel based on the charter rate the vessel would need to achieve, given our estimated future operating costs and discount factors that once discounted would equate to the average broker values. Benefits from scrubber installations are calculated based on expected bunker fuel cost savings and estimated consumption per year. We then use the resultant undiscounted cash flows in our model. Recognizing that the transportation of dry bulk cargoes is cyclical and subject to significant volatility based on factors beyond our control, management believes the use of estimates based on the combination of internally forecasted rates and calculated average rates as of the reporting date to be reasonable. Estimated outflows for operating expenses and drydocking requirements are based on historical and budgeted costs and are adjusted for assumed inflation. Finally, utilization is based on historical levels achieved.

As of March 31, 2020, at the date of impairment tests, significant unobservable inputs were as follows:

Significant unobservable input	Range (all vessels)	Weighted average
Forward freight market rates adjusted for scrubber earnings	$8,554 to $15,419 per day	$15,044 per day
Implied charter rates adjusted for scrubber earnings	$12,715 to $15,584 per day	$13,857 per day
Ship operating expenses per day, including drydocking costs	$5,328 to $7,754 per day	$6,918 per day
Offhire	1 to 38 days per year	5.61 days per year

The weighted average was calculated by weighting the data based on fair value of vessels.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are equity securities in Eneti Inc. and for which the fair value as of the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB and DNB. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.